Integration and acquisition costs (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Integration and acquisition costs		$ 39.8	$ 158.8	$ (134.1)
Contingent consideration payments		(101.2)	(15.2)	(14.1)
Viropharma
Business Acquisition [Line Items]
Integration and acquisition costs			144.1
NPS Pharma, Viropharma, Dyax and the proposed combination with Baxalta
Business Acquisition [Line Items]
Integration and acquisition costs		189.7
SARcode
Business Acquisition [Line Items]
Change in fair value of contingent consideration				(159.1)
Lumena and Lotus Tissue Repair
Business Acquisition [Line Items]
Change in fair value of contingent consideration		(149.9)
SARcode and Ferrokin Bioscience, Inc
Business Acquisition [Line Items]
Change in fair value of contingent consideration			$ 14.7
Lumena
Business Acquisition [Line Items]
Contingent consideration payments	$ (90.0)	$ (90.0)
Viropharma, SARcode and Lotus
Business Acquisition [Line Items]
Integration and acquisition costs				$ 25.0